3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA 19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial: 215.981.4659

direct fax: 215.981.4750

falcoj@pepperlaw.com

January 28, 2013

Division of Investment Management

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Attn: Mary B. Cole, Esq.

Re:	Equinox Funds Trust (the “Trust”)
1940 Act File No. 811-22447
1933 Act File No. 333-168569

Dear Ms. Cole:

On behalf of Equinox Funds Trust (the “Trust”), enclosed for filing is a copy of Post-Effective Amendment No. 48 (“Amendment No. 48”) to the Trust’s Registration Statement on Form N-1A. Amendment No. 48 is being filed pursuant to Rule 485(b) under the Securities Act of 1933 (the “Act”) to (i) bring the financial statements of the Trust up to date, and (ii) reflect certain non-material changes that the Trust deems appropriate. This letter also addresses the oral comments of the Commission’s staff (the “Staff”) with respect to Post-Effective Amendment No. 44 to the Trust’s Registration Statement on Form N-1A filed with the Commission on November 29, 2012 (“Amendment No. 44”), which were provided on January 7, 2013. Amendment No. 44 was filed pursuant to Rule 485(a) under the Act to make certain material changes to the Registration Statement with respect to the Equinox Commodity Strategy Fund, a series of the Trust (the “Fund”).

The Trust appreciates the opportunity to address the Staff’s comments regarding certain disclosure in the Fund’s Prospectus included in Amendment No. 44. We have organized this letter by setting forth the Staff’s comments in italicized text followed by the Trust’s response to the Staff’s comments. The Trust’s responses to the Staff’s comments are reflected in the Fund’s Prospectus included in Amendment No. 48, which has been marked to reflect changes to the Prospectus filed in Amendment No. 44.

*            *            *

U.S. Securities and Exchange Commission

January 28, 2013

1.	In the fee table for the Fund, confirm that the Fund’s “Acquired Funds Fees and Expenses” are based the Fund’s holdings for the last fiscal year.

Response: Confirmed.

2.	In the fee table for the Fund, confirm that the expenses of the Fund’s wholly-owned subsidiary are included in the Fund’s other expenses.

Response: Confirmed.

3.	Disclose in a footnote to the fee table information regarding the expenses related to the Fund’s or the Subsidiary’s investment in commodity pools. Confirm that neither the Fund nor the Subsidiary will “control” a commodity pool in which it invests.

Response: The Prospectus has been revised to address the Staff’s comment. The Fund will not “control” a commodity pool in which it invests; however, it may be the sole member of pool or hold economic interests in a pool of 50% or more.

4.	To the extent the Fund engages in direct short selling include the expenses of such activity in the fee table.

Response: To the extent the Fund engages in direct short selling the expenses of such activity will be disclosed the fee table.

5.	Be advised that the Commission has issued a concept release regarding mutual fund’s use of derivatives including coverage practices for total return swap positions. The Commission and/or the Staff may issue guidance with respect to its view on the appropriate coverage requirements for such positions.

Response: The Fund will cover any obligations with respect to its total return swap positions by either earmarking assets equal either (i) the net amount owed under the swap agreement, as determined daily, if any, or (ii) the notional value of the total return swap’s reference asset.

6.	Disclose the credit quality of the fixed income securities in which the Fund may invest.

Response: The Prospectus has been revised to address the Staff’s comment.

U.S. Securities and Exchange Commission

January 28, 2013

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This letter incorporates by reference the “Tandy Letter” signed by an officer of the Trust and attached hereto as Exhibit A.

As counsel to the Trust, we reviewed Amendment No. 48 and hereby represent that Amendment No. 48 does not contain disclosures that would render it ineligible to become effective under Rule 485(b) of the 1933 Act.

Please direct any questions concerning this letter to the undersigned at 215.981.4659, or John M. Ford, Esq. at 215.981.4009.

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:	Robert J. Enck, President of Equinox Funds Trust
John M. Ford, Esq.

EXHIBIT A

EQUINOX FUNDS TRUST

1775 SHERMAN STREET, SUITE 2500

DENVER, CO 80203

January 28, 2013

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Mary A. Cole, Esq.

Re:	Equinox Funds Trust (the “Trust”)
File Nos. 333-168569 and 811-22447

Dear Ms. Cole:

In connection with the Trust’s response to certain oral comments received from the staff of the Commission with respect to Post-Effective Amendment No. 44 to the Trust’s registration statement on Form N-1A filed with the Commission on November 29, 2012 (“Amendment No. 44”), the Trust is providing the following statement, as instructed:

The Trust acknowledges that (i) it is responsible for the adequacy and accuracy of the disclosure in Amendment No. 44, (ii) Commission staff comments or changes to disclosure in response to staff comments in Amendment No. 44 reviewed by the staff do not foreclose the Commission from taking any action with respect to Amendment No. 44, and (iii) the Trust may not assert staff comments with respect to Amendment No. 44 as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct any questions concerning this letter to John M. Ford, Esq. of Pepper Hamilton LLP, counsel to the Trust, at 215.981.4009 or, in his absence to John P. Falco, Esq. of Pepper Hamilton LLP at 215.981.4659.

Very truly yours,

/s/ Philip Liu

Philip Liu

Secretary

cc:	John M. Ford, Esq.
John P. Falco, Esq.